Mortgage notes receivable - Composition of loan portfolio (Details) - USD ($) $ in Thousands				1 Months Ended	2 Months Ended	3 Months Ended										6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Nov. 14, 2019	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018		Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	[1]	Nov. 14, 2019 [1]	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Loans and Leases Receivable Disclosure [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor	[1]	Predecessor	Successor	Successor	Predecessor	Predecessor		Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Successor	Predecessor		Predecessor	Predecessor	Predecessor	[1]	Predecessor
Current mortgage notes receivable	$ 828,966				$ 828,966	$ 832,282										$ 832,282				$ 828,966
Allowance for loan losses	4,096				4,096	6,795										6,795				4,096
Carrying value for mortgage notes receivable	821,589	$ 589,572	[1]		821,589	$ 817,319					$ 589,572	[1]				$ 817,319				$ 821,589	$ 589,572	[1]
Mortgage Receivable [Member]
Loans and Leases Receivable Disclosure [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]																				Successor	Predecessor
Current mortgage notes receivable	796,017	580,003			796,017						580,003									$ 796,017	$ 580,003
Defaulted and impaired loans	32,949	11,273			32,949						11,273									32,949	11,273
Outstanding balances for mortgage notes receivable before deferred fees and allowance for loan losses					828,966																591,276
Deferred fees					3,281
Allowance for loan losses	4,096	1,704			4,096						1,704									4,096	1,704
Carrying value for mortgage notes receivable	$ 821,589	$ 589,572			$ 821,589						$ 589,572									$ 821,589	$ 589,572

[1]	Predecessor periods are combined as disclosed in Note 1.